Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024		Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued compensation	$ 1,276	$ 1,344	[1]	$ 1,720	[1]
Accrued vendor and other expenses	658	994		3,712
Accrued expenses and other current liabilities	$ 1,934	$ 2,338		$ 5,432

[1]	Includes deferred compensation for certain executives and deferred board and advisory fees for one director (see Note 11).